Income taxes - Uncertain tax provisions (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Nov. 30, 2020 BRL (R$)	Nov. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Income taxes
Uncertain tax positions					R$ 2,259	$ 435
Total subsidiary assessments of deferred tax	R$ 3,614	$ 695	R$ 1,431	$ 355
Deferred tax liabilities		1,770	R$ 1,882				$ 1,882	$ 1,532	$ 362	$ 362	$ 362
Foreign subsidiary tax amount involved	R$ 6,401	$ 1,232